Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Net Assets
Percentage of funds kept aside for payment of dividends	10.00%
Net assets transfer restricted portion	¥ 32	¥ 164,081